Subsequent Events (Details)				12 Months Ended
		Oct. 23, 2025 $ / shares	Oct. 07, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) m² $ / shares shares	Oct. 10, 2025 $ / shares shares	Oct. 09, 2025 $ / shares shares	Oct. 08, 2025 $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 17, 2025 USD ($)	Sep. 17, 2025 CNY (¥)	Sep. 15, 2025 USD ($) $ / shares shares	Aug. 27, 2025 USD ($)	Aug. 27, 2025 CNY (¥)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Mar. 31, 2025 $ / shares	Jun. 30, 2024 $ / shares shares
Subsequent Events [Line Items]
Ordinary shares, share authorized (in Shares)	[1]			250,000,000													250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]			$ 0.004													$ 0.004
Number of shares consolidated (in Shares)				100
Bank loans | $														$ 418,784
Percentage of interest rate				4.02%													4.39%
Number of square meters (in Square Meters) | m²				5,188.77
Monthly rental amount | $				$ 19,557
Term of rental waived off				3 months
Warrant [Member]
Subsequent Events [Line Items]
Ordinary share, share issued (in Shares)				100,000,000
Number of warrant (in Shares)				24,242,425
Warrant exercise price per share | $ / shares				$ 0.3465
Forecast [Member]
Subsequent Events [Line Items]
Gross proceeds | $			$ 8
Number of Unit, Share (in Shares)			24,242,425
Prepayments to suppliers | $								$ 6,495,336
Closing bid price | $ / shares		$ 0.1
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Ordinary share, share issued (in Shares)			1
Number of warrant (in Shares)			1
Warrants per share (in Dollars per share) | $ / shares			$ 0.33
Yipin Hengrun IP Partners [Member]
Subsequent Events [Line Items]
Amount of related parties | $				$ 81,956
Yipin Hengrun IP Partners [Member] | Bridge Loan [Member]
Subsequent Events [Line Items]
Amount of borrowings | $				499,051
Yipin Huicheng IP Agency Co., Ltd. [Member] | Bridge Loan [Member]
Subsequent Events [Line Items]
Amount of borrowings | $				4,188
Guohua Huang [Member]
Subsequent Events [Line Items]
Amount of related parties | $				387,794
Kunchi Huang [Member]
Subsequent Events [Line Items]
Amount of related parties | $				$ 139,595
Subsequent Event [Member]
Subsequent Events [Line Items]
Bank loans									$ 418,784	¥ 3,000,000		$ 418,784	¥ 3,000,000		¥ 3
Percentage of interest rate									3.30%	3.30%		2.90%	2.90%	3.00%	3.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share, share issued (in Shares)	[1]			506,600													390,037
Share price per share (in Dollars per share) | $ / shares																$ 4.9
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary share, share issued (in Shares)			1		30,117,937	69,882,056	24,242,425
Share price per share (in Dollars per share) | $ / shares					$ 0	$ 0	$ 0.33
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of votes				100 votes
Ordinary share, share issued (in Shares)	[1]			88,899													88,899
Minimum [Member] | Subsequent Event [Member] | EGM [Member]
Subsequent Events [Line Items]
Authorized share capital | $											$ 50,000
Minimum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member] | EGM [Member]
Subsequent Events [Line Items]
Ordinary shares, share authorized (in Shares)											448,814,684
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Minimum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member] | EGM [Member]
Subsequent Events [Line Items]
Ordinary shares, share authorized (in Shares)											51,185,316
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Maximum [Member] | Subsequent Event [Member] | EGM [Member]
Subsequent Events [Line Items]
Authorized share capital | $											$ 1,000,000
Maximum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member] | EGM [Member]
Subsequent Events [Line Items]
Authorized share capital | $											$ 9,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001
Maximum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member] | EGM [Member]
Subsequent Events [Line Items]
Ordinary shares, share authorized (in Shares)											1,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0001

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 16 and 20).